Fair Value Measurements - Additional information (Details)		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021 USD ($)	Apr. 30, 2020	Jun. 11, 2021 USD ($)	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminated for consideration	$ 0
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	31		31			43	43
Volatility | Held-to-maturity scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded gain			$ 900,000